NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Nature Of Operations And Going Concern
Net loss	$ 3,292,019	$ 1,005,329	$ 5,677,602	$ 24,235,060